Revenue (Details) - Samil Pharm. Co. Ltd [Member] - USD ($) $ in Millions		1 Months Ended	12 Months Ended
	Jul. 28, 2016	Sep. 30, 2018	Dec. 31, 2018
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Milestone Method Revenue Payment	$ 2.1	$ 1.5	$ 1.5
Accrued Royalties	6.0
Revenue Recognition Non Refundable Upfront Payment	$ 2.1